UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		July 20, 2012
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$431,151 	(thousands)


List of Other Included Managers:

NONE































































































































































































































Voting


 Market Value

Investment
Other
Authority
Security
Cusip
 (x1000)
Quantity
Discretion
Managers
Share
aapl
037833100
$642.40
1100
Sole
None
1100
acc
024835100
$8,001.58
177892
Sole
None
177892
axp
025816109
$9,759.66
167663
Sole
None
167663
ben
354613101
$7,345.10
66178
Sole
None
66178
bhi
057224107
$419.22
10200
Sole
None
10200
biel
09062H108
$0.27
60000
Sole
None
60000
big
089302103
$7,662.03
187841
Sole
None
187841
bmy
110122108
$320.17
8906
Sole
None
8906
bp
055622104
$386.83
9542
Sole
None
9542
cat
149123101
$309.92
3650
Sole
None
3650
cl
194162103
$249.84
2400
Sole
None
2400
cmcsa
20030N101
$12,578.76
393455
Sole
None
393455
cns
19247A100
$14,850.45
430323
Sole
None
430323
csco
17275R102
$5,347.96
311471
Sole
None
311471
cvm
150837409
$3.76
10000
Sole
None
10000
cvx
166764100
$3,014.98
28578
Sole
None
28578
data
238134100
$6.00
10000
Sole
None
10000
dgit
25400b108
$5,344.62
432063
Sole
None
432063
dis
254687106
$9,650.22
198974
Sole
None
198974
el
518439104
$7,871.10
145438
Sole
None
145438
embox
52106N418
$151.03
14425.29
Sole
None
14425.29
eog
26875P101
$6,588.84
73120
Sole
None
73120
fcea
345550107
$11,243.31
770090
Sole
None
770090
fecof
30246x108
$4.78
170600
Sole
None
170600
finn
335720108
$472.75
122
Sole
None
122
fmer
337915102
$1,691.10
102429
Sole
None
102429
ge
369604103
$9,251.75
443942
Sole
None
443942
gmt
361448103
$8,126.27
211072
Sole
None
211072
gy
368682100
$8,427.14
1294492
Sole
None
1294492
hpq
428236103
$4,724.22
234919
Sole
None
234919
hwic
40441e102
$0.05
32165
Sole
None
32165
ibm
459200101
$699.39
3576
Sole
None
3576
intc
458140100
$9,303.04
349082
Sole
None
349082
jnj
478160104
$6,796.49
100599
Sole
None
100599
jpm
46625H100
$6,383.24
178652
Sole
None
178652
jwn
655664100
$7,838.05
157739
Sole
None
157739
kalu
483007704
$8,457.07
163138
Sole
None
163138
kft
50075n104
$234.35
6068
Sole
None
6068
kmb
494368103
$297.89
3556
Sole
None
3556
kmt
489170100
$6,339.71
191243
Sole
None
191243
l
540424108
$2,668.64
65232
Sole
None
65232
lkq
501889208
$8,819.74
264341
Sole
None
264341
lqdt
53635B107
$7,107.21
138867
Sole
None
138867
ltm
53217R207
$8,121.20
174612
Sole
None
174612
lzoex
52106n764
$3,832.21
206033.1
Sole
None
206033.1
mchx
56624r108
$3,813.15
1056274
Sole
None
1056274
mmp
559080106
$346.14
4900
Sole
None
4900
mo
02209s103
$271.80
7867
Sole
None
7867
mod
607828100
$4,632.54
668476
Sole
None
668476
mrk
58933Y105
$8,024.64
192207
Sole
None
192207
ndsn
655663102
$12,859.12
250714
Sole
None
250714
nfx
651290108
$5,039.06
171923
Sole
None
171923
noc
666807102
$6,489.04
101725
Sole
None
101725
nsp
45778Q107
$7,640.52
282459
Sole
None
282459
nvpt
669875106
$0.00
12000
Sole
None
12000
omn
682129101
$9,600.32
1273252
Sole
None
1273252
orcl
68389X105
$9,705.43
326782
Sole
None
326782
pfe
717081103
$601.86
26168
Sole
None
26168
pg
742718109
$382.63
6247
Sole
None
6247
pgr
743315103
$2,945.57
141410
Sole
None
141410
phm
745867101
$10,036.95
938033
Sole
None
938033
pm
718172109
$1,098.34
12587
Sole
None
12587
rig
H8817H100
$5,044.87
112785
Sole
None
112785
rnp
19247x100
$202.96
12338
Sole
None
12338
sbux
855244109
$1,175.44
22045
Sole
None
22045
schw
808513105
$8,714.26
673957
Sole
None
673957
sivb
78486q101
$358.19
6100
Sole
None
6100
skul
83083j104
$6,520.67
460825
Sole
None
460825
slb
806857108
$9,795.24
150905
Sole
None
150905
spg
828806109
$12,821.09
82366
Sole
None
82366
swks
83088m102
$9,130.64
334211
Sole
None
334211
ter
880770102
$10,085.94
717350
Sole
None
717350
thc
88033G100
$7,689.73
1467506
Sole
None
1467506
ttek
88162G103
$10,899.67
417932
Sole
None
417932
twx
887317303
$6,311.69
163940
Sole
None
163940
wfc
949746101
$7,518.18
224826
Sole
None
224826
wy
962166104
$9,579.39
428416
Sole
None
428416
wyn
98310W108
$15,067.98
285703
Sole
None
285703
xom
30231G102
$932.20
10894
Sole
None
10894